PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Continuity) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	$ 27,096
Additions	100	[1]
Acquisitions through business combinations	158	[1]
Transfer to assets held for sale	(651)
Disposals property plant and equipment	(35)
Items recognized through OCI
Change in fair value	179	[1]
Foreign exchange	(712)
Items recognized through net income
Change in fair value	0	[1]
Depreciation	(419)	[1]
Other	58
Balance, as at Jun 30	25,774
Other intangible assets	12
Construction in progress	492
Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	22,399
Additions	82
Acquisitions through business combinations	0
Transfer to assets held for sale	0
Disposals property plant and equipment	(22)
Items recognized through OCI
Change in fair value	0
Foreign exchange	(427)
Items recognized through net income
Change in fair value	0
Depreciation	(269)
Other	0
Balance, as at Jun 30	21,763
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	3,803
Additions	14
Acquisitions through business combinations	72
Transfer to assets held for sale	(60)
Disposals property plant and equipment	(3)
Items recognized through OCI
Change in fair value	0
Foreign exchange	(196)
Items recognized through net income
Change in fair value	0
Depreciation	(121)
Other	0
Balance, as at Jun 30	3,509
Solar
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2
Acquisitions through business combinations	86
Transfer to assets held for sale	(591)
Disposals property plant and equipment	0
Items recognized through OCI
Change in fair value	179
Foreign exchange	(51)
Items recognized through net income
Change in fair value	0
Depreciation	(17)
Other	58
Other
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	319
Additions	2	[2]
Acquisitions through business combinations	0	[2]
Transfer to assets held for sale	0
Disposals property plant and equipment	(10)
Items recognized through OCI
Change in fair value	0	[2]
Foreign exchange	(38)	[2]
Items recognized through net income
Change in fair value	0	[2]
Depreciation	(12)	[2]
Other	0
Balance, as at Jun 30	$ 261

[1]	Includes intangible assets of $ 12 million ( 2017 : $ 1 3 million) and assets under construction of $ 492 million (201 7 : $ 601 million ).
[2]	Includes storage, biomass and cogeneration.